Restructuring (Tables)	3 Months Ended
Mar. 31, 2023
Restructuring and Related Activities [Abstract]
Summary of Restructuring Charges

	Three Months Ended
	March 31, 2023	March 31, 2022
	(in thousands)
Restructuring charges	$9,729	$4,207
Net charge	$9,729	$4,207

Summary of details of movement in restructuring charges

	Three Months Ended	Year ended
	March 31, 2023	December 31, 2022
	(in thousands)

Opening provision	$6,022	$10,311
Additional provisions	2,770	4,364
Utilization	(3,975)	(8,653)
Ending provision	$4,817	$6,022